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(ABN-AMRO ASSET MANAGEMENT FUNDS LOGO)

                                 ABN AMRO FUNDS

                   CLASS N SHARES                                       CLASS I SHARES
                ABN AMRO GROWTH FUND                            MONTAG & CALDWELL GROWTH FUND
       ABN AMRO/MONTAG & CALDWELL GROWTH FUND                        ABN AMRO GROWTH FUND
        ABN AMRO/TAMRO LARGE CAP VALUE FUND                         ABN AMRO MID CAP FUND
                ABN AMRO VALUE FUND                             ABN AMRO/TAMRO SMALL CAP FUND
               ABN AMRO MID CAP FUND                       ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
           ABN AMRO/TAMRO SMALL CAP FUND                            ABN AMRO BALANCED FUND
      ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND                  MONTAG & CALDWELL BALANCED FUND
        ABN AMRO/VEREDUS SELECT GROWTH FUND                           ABN AMRO BOND FUND
               ABN AMRO BALANCED FUND                        ABN AMRO INVESTMENT GRADE BOND FUND
     ABN AMRO/ MONTAG & CALDWELL BALANCED FUND                       ABN AMRO VALUE FUND
                 ABN AMRO BOND FUND
        ABN AMRO INVESTMENT GRADE BOND FUND
      ABN AMRO/RIVER ROAD SMALL CAP VALUE FUND
         ABN AMRO/RIVER ROAD DYNAMIC EQUITY
                    INCOME FUND

                       SUPPLEMENT DATED DECEMBER 27, 2005
       TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE ABOVE FUNDS

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH EACH PROSPECTUS.

ABN AMRO Growth Fund, ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Value Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO Mid Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO Balanced Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Investment Grade Bond Fund, ABN AMRO/River Road Dynamic Equity Income Fund and ABN AMRO/ River Road Small Cap Value Fund will no longer be charging redemption fees and all references to them doing so are hereby removed from the Funds' prospectuses. A redemption fee of 2% of the amount redeemed will continue to be charged on certain redemptions within 90 days of purchase to shareholders of the ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO High Yield Bond Fund and ABN AMRO Municipal Bond Fund unless an exception is available.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         FOR MORE INFORMATION, PLEASE CALL ABN AMRO FUNDS: 800 992-8151
                 OR VISIT OUR WEB SITE AT WWW.ABNAMROFUNDS.COM

                                                               ABN combo rf 1205